Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	0.3540
Maximum Aggregate Offering Price	$ 10,620,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,466.63
Offering Note	Represents up to 30,000,000 shares of common stock, $0.0001 par value per share (the “Common Stock”), of Nukkleus Inc. that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high ($0.37) and low ($0.338) prices per share of the Common Stock reported on the Nasdaq Global Market on May 21, 2026, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.